UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Arizona Municipal
Income Fund

November 30, 2007

1.810709.103

AZI-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Arizona - 89.8%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Projs.) 5% 6/1/18 (AMBAC Insured)	$ 1,000,000	$ 1,076,600
5% 6/1/19 (AMBAC Insured)	1,140,000	1,220,518
Arizona Game & Fish Dept. & Commission (AGF Administration Bldg. Proj.) 5% 7/1/21	1,280,000	1,339,891
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series A, 5% 1/1/21	1,000,000	1,035,370
Series B, 4.315% 1/1/37 (c)	1,000,000	912,210
(Catholic Healthcare West Proj.) Series A, 6.125% 7/1/09 (Escrowed to Maturity) (e)	245,000	251,426
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,067,310
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @ 100) (e)	1,000,000	1,107,990
Arizona State Univ. Revs. 5% 7/1/26 (AMBAC Insured)	1,000,000	1,041,520
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Subseries B1, 6.15% 5/1/29 (d)	500,000	520,235
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,525,000	2,692,559
5.25% 7/1/13	1,500,000	1,595,685
Chandler Gen. Oblig. 5.7% 7/1/15 (Pre-Refunded to 7/1/10 @ 101) (e)	75,000	80,284
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (c)(d)	1,000,000	1,022,060
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,469,714
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,169,471
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,342,029
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,861,090
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,025,000	1,032,390
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) 5.25% 5/15/19	1,000,000	1,094,610
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,051,482
5% 12/1/27	1,000,000	959,710
5% 12/1/35	1,000,000	928,990
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured) (a)	1,580,000	1,721,457
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/10	$ 1,000,000	$ 1,012,830
5% 4/1/12	1,470,000	1,499,062
5% 4/1/14	1,000,000	1,016,730
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.) Series A:
5% 7/1/16	680,000	690,628
5% 7/1/16	1,000,000	1,063,730
5.25% 7/1/32	1,000,000	1,021,850
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,004,760
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,012,220
Maricopa County School District #28 Kyrene Elementary Series C, 0% 1/1/10 (FGIC Insured)	1,425,000	1,323,170
Maricopa County Unified School District #48 Scottsdale:
Series A, 5% 7/1/18 (Pre-Refunded to 7/1/15 @ 100) (e)	1,000,000	1,098,300
5% 7/1/22	1,000,000	1,094,520
7.4% 7/1/10	1,000,000	1,100,020
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,082,160
Maricopa County Unified School District #80 Chandler (2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	531,410
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	1,100,100
5% 7/1/24 (FGIC Insured)	3,000,000	3,254,400
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,150,000	1,190,193
Northern Arizona Univ. Revs.:
5% 6/1/21 (AMBAC Insured)	1,085,000	1,157,597
5.5% 6/1/26 (Pre-Refunded to 6/1/14 @ 100) (e)	1,305,000	1,460,151
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (d)	810,000	810,972
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (d)	1,100,000	1,123,683
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (d)	1,160,000	1,182,875
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series A, 5% 7/1/30 (FGIC Insured)	1,000,000	1,035,650
(Muni. Courthouse Proj.) Series A, 5.5% 7/1/11 (Pre-Refunded to 7/1/09 @ 101) (e)	220,000	229,821
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev.: - continued
Series A, 5% 7/1/22 (MBIA Insured)	$ 1,250,000	$ 1,328,113
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) 5% 7/1/20 (AMBAC Insured)	1,000,000	1,053,130
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
5% 7/1/20 (MBIA Insured)	1,000,000	1,077,200
5% 7/1/24 (MBIA Insured)	1,750,000	1,822,485
5% 7/1/29 (MBIA Insured)	770,000	795,210
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
4.75% 7/1/27 (MBIA Insured)	1,020,000	1,030,955
5% 7/1/20 (MBIA Insured) (b)	5,000,000	5,317,000
5% 7/1/29 (MBIA Insured)	1,750,000	1,808,975
5.5% 7/1/17 (FGIC Insured)	1,500,000	1,623,060
5.5% 7/1/20 (FGIC Insured)	1,500,000	1,623,060
5.5% 7/1/24 (FGIC Insured)	1,000,000	1,150,160
Phoenix Gen. Oblig.:
Series A, 6.25% 7/1/17	1,000,000	1,203,940
Series B, 5.375% 7/1/20	1,060,000	1,140,094
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (e)	1,250,000	968,125
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,042
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.) Series A:
5% 7/1/19 (AMBAC Insured)	885,000	950,410
5% 7/1/20 (AMBAC Insured)	345,000	368,805
5% 7/1/21 (AMBAC Insured)	960,000	1,020,768
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	204,186
Pima County Unified School District #1 Tucson:
(Proj. of 2004) Series C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,055,230
7.5% 7/1/10 (FGIC Insured)	250,000	275,358
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series A:
5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,029,500
5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,376,732
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series A:
5% 7/1/19 (FGIC Insured)	1,000,000	1,073,910
5% 7/1/20 (FGIC Insured)	1,000,000	1,064,930
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B:
5% 7/1/20 (MBIA Insured)	820,000	883,304
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B: - continued
5% 7/1/21 (MBIA Insured)	$ 860,000	$ 921,447
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (MBIA Insured)	1,125,000	1,191,195
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	1,500,000	1,560,540
Series A:
5% 1/1/37	3,000,000	3,127,290
5.25% 1/1/18	1,000,000	1,066,290
5.25% 1/1/19	1,615,000	1,720,169
Series B:
5% 1/1/20	1,500,000	1,578,750
5% 1/1/21	290,000	304,001
5% 1/1/31	1,080,000	1,113,588
Salt Verde Finl. Corp. Sr. Gas Rev. 5.5% 12/1/29	2,000,000	2,083,400
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (e)	250,000	274,293
Sedona Excise Tax Rev. 5% 7/1/19 (MBIA Insured)	1,000,000	1,067,440
Tempe Gen. Oblig.:
5% 7/1/19	1,680,000	1,776,886
5.5% 7/1/17	1,035,000	1,144,048
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	316,491
Tucson Ctfs. of Prtn. 5% 7/1/18 (MBIA Insured)	1,000,000	1,084,650
Tucson Gen. Oblig.:
Series 1995 A, 7.375% 7/1/11	1,000,000	1,134,060
5% 7/1/18 (FGIC Insured)	3,295,000	3,523,871
Tucson Street & Hwy. User Rev. Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,154,573
Tucson Wtr. Rev.:
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,483,799
5.5% 7/1/14	445,000	478,308
Univ. Med. Ctr. Corp. Hosp. Rev.:
5% 7/1/16	1,735,000	1,759,307
5.25% 7/1/11	310,000	318,820
5.25% 7/1/15	1,000,000	1,034,180
Univ. of Arizona Ctfs. of Prtn.:
Series B, 5% 6/1/31 (AMBAC Insured)	300,000	307,221
Series C, 5% 6/1/14 (AMBAC Insured)	600,000	650,028
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Univ. Revs.:
Series 2005 A, 5% 6/1/18 (AMBAC Insured)	$ 1,000,000	$ 1,072,180
5.25% 6/1/13 (FSA Insured)	245,000	247,141
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (c)(d)	1,000,000	990,660
		120,455,741
Guam - 0.5%
Guam Ed. Fing. Foundation Series A, 5% 10/1/12	500,000	522,375
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	150,826
		673,201
Puerto Rico - 6.8%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2003 A, 5.25% 7/1/14	275,000	291,165
Series A:
5.5% 7/1/18	700,000	760,193
5.5% 7/1/21 (FGIC Insured)	1,000,000	1,123,480
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (e)	500,000	571,505
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	775,726
Series L, 5.25% 7/1/38 (AMBAC Insured)	220,000	238,385
Series N, 5.25% 7/1/39 (FGIC Insured)	1,000,000	1,084,770
5.75% 7/1/19 (FGIC Insured)	700,000	778,337
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	225,000	238,646
Series B, 5% 7/1/17	1,000,000	1,044,610
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	1,000,000	1,048,500
Series C, 5.25% 1/1/15 (d)	500,000	526,815
Puerto Rico Pub. Bldg. Auth. Rev. Series G, 5.25% 7/1/13	315,000	331,966
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	$ 1,000,000	$ 184,220
0% 8/1/54 (AMBAC Insured)	1,000,000	90,750
		9,089,068
Virgin Islands - 0.9%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (d)	300,000	283,914
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/27	1,000,000	997,490
		1,281,404
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $130,701,222)	131,499,414
NET OTHER ASSETS - 2.0%	2,653,355
NET ASSETS - 100%	$ 134,152,769
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
20 U.S. Treasury 10-Year Bond Contracts	March 2008	$ 2,264,063	$ (7,898)
The face value of futures purchased as a percentage of net assets - 1.7%
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $29,775.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $130,680,670. Net unrealized appreciation aggregated $818,744, of which $1,667,197 related to appreciated investment securities and $848,453 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Maryland Municipal
Income Fund

November 30, 2007

1.810710.103

SMD-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 500,000	$ 502,090
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	150,826
		652,916
Maryland - 83.5%
Baltimore Convention Ctr. Hotel Rev. Series A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,500,000	1,659,180
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,050,000	1,112,538
5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	2,000,000	2,091,080
Baltimore County Ctfs. Prtn. (Equip. Acquisition Prog.) 5% 6/1/13 (MBIA Insured)	1,500,000	1,612,245
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
5% 8/1/15	2,385,000	2,598,624
5.25% 8/1/19 (Pre-Refunded to 8/1/12 @ 100) (b)	2,000,000	2,166,940
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	492,535
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,856,620
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,083,620
Baltimore Proj. Rev. Wtr. & Swr. Rev.:
(Wastewtr. Proj.) Series D, 5% 7/1/37 (AMBAC Insured)	2,000,000	2,083,340
(Wastewtr. Projs.) Series A:
5.125% 7/1/42 (FGIC Insured)	2,315,000	2,367,388
5.2% 7/1/32 (FGIC Insured)	250,000	259,135
(Wtr. Projs.) Series A:
5% 7/1/22 (Pre-Refunded to 7/1/15 @ 100) (b)	2,250,000	2,471,175
5% 7/1/24 (Escrowed to Maturity) (b)	1,445,000	1,593,344
5% 7/1/24 (FGIC Insured)	370,000	406,896
City of Westminster (McDaniel College Proj.):
5% 11/1/12	500,000	527,980
5% 11/1/13	350,000	371,830
Frederick County Econ. Dev. Rev. 5% 8/1/15 (MBIA Insured)	1,000,000	1,095,010
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.):
4.5% 9/1/08	165,000	165,061
5% 9/1/09	175,000	176,320
5.5% 9/1/12	195,000	201,962
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Frederick County Gen. Oblig. 5% 12/1/15	$ 1,000,000	$ 1,099,360
Harford County Gen. Oblig. 5% 7/15/21	2,100,000	2,243,640
Howard County Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2004 A, 5% 8/15/14	1,000,000	1,094,400
Series A, 5.25% 8/15/14	2,395,000	2,572,541
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/10	100,000	99,646
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) 5.5% 6/1/18 (FSA Insured) (a)	1,500,000	1,602,270
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series A, 5.25% 7/1/17	500,000	507,115
(Univ. of Maryland, Baltimore County Student Hsg. Proj.):
5% 6/1/14 (CIFG North America Insured)	700,000	757,939
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	548,515
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,135,320
Maryland Gen. Oblig.:
First Series A, 5.25% 3/1/17	4,295,000	4,843,944
Second Series A, 5.5% 8/1/15	740,000	839,671
Second Series, 5.5% 7/15/14	4,450,000	4,998,949
Series 2002 A, 5.5% 3/1/17	2,265,000	2,598,635
Series A:
5% 8/1/14	4,000,000	4,378,160
5.5% 3/1/15	1,850,000	2,089,742
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	2,027,660
(Carroll County Gen. Hosp. Proj.) 5% 7/1/40	1,500,000	1,395,420
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (b)	1,000,000	1,023,320
5.75% 7/1/13 (Escrowed to Maturity) (b)	240,000	258,228
5.75% 7/1/13 (Escrowed to Maturity) (b)	145,000	156,013
(Hebrew Home of Greater Washington Proj.) 5.8% 1/1/32	1,000,000	1,020,990
(Helix Health Proj.) 5% 7/1/17 (Escrowed to Maturity) (b)	1,010,000	1,087,942
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (b)	660,000	684,169
(Johns Hopkins Health Sys. Proj.):
Series B, 5% 5/15/35	1,475,000	1,523,056
5% 5/15/34	1,500,000	1,511,745
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Johns Hopkins Univ. Proj.):
Series 2001 B, 5% 7/1/41	$ 3,590,000	$ 3,648,517
Series 2004 A, 5% 7/1/24	1,000,000	1,044,920
Series A:
5% 7/1/32	1,015,000	1,036,153
5% 7/1/33	2,000,000	2,060,880
5% 7/1/38	2,000,000	2,057,420
5.125% 7/1/20	500,000	513,920
(LifeBridge Health Proj.) Series 2004 A, 5% 7/1/11	1,000,000	1,038,010
(Loyola College Issue Proj.) 5% 10/1/39	2,000,000	2,022,920
(Peninsula Reg'l. Med. Ctr. Proj.) 5% 7/1/15	1,120,000	1,188,006
(Univ. of Maryland Med. Sys. Proj.):
Series A, 5% 7/1/41	1,000,000	976,120
5.25% 7/1/34 (Pre-Refunded to 7/1/11 @ 100) (b)	1,525,000	1,626,519
(Western Maryland Health Sys. Proj.):
5% 1/1/16 (MBIA Insured)	1,500,000	1,621,920
5% 7/1/17 (MBIA Insured)	1,690,000	1,831,994
5.5% 7/1/42	1,000,000	968,430
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	1,100,000	1,171,720
5.25% 12/15/15	320,000	340,618
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,059,580
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,162,560
Maryland Trans. Auth. Grant Rev. 5% 3/1/16	2,000,000	2,187,540
Maryland Trans. Auth. Trans. Facility Projects Rev.:
(Trans. Facilities Projs.) 6.8% 7/1/16 (Escrowed to Maturity) (b)	780,000	880,885
5% 7/1/30 (FSA Insured)	2,000,000	2,104,040
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) 5.125% 12/1/22	2,300,000	2,360,375
Montgomery County Gen. Oblig. Consolidated Pub. Impt. Series A:
5% 6/1/24	2,000,000	2,115,060
5% 5/1/25	1,000,000	1,063,990
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series A, 5% 7/1/20 (FGIC Insured)	500,000	526,270
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. 5.5% 4/1/12 (AMBAC Insured) (a)	$ 4,500,000	$ 4,837,320
Prince Georges County Ctfs. of Prtn. Series A, 0% 6/30/11 (MBIA Insured)	1,850,000	1,536,555
Prince Georges County Gen. Oblig. Series A, 5% 10/1/19 (Pre-Refunded to 10/1/13 @ 100) (b)	2,000,000	2,172,040
		116,645,495
Puerto Rico - 13.7%
Puerto Rico Commonwealth Gen. Oblig.:
(Pub. Impt. Proj.) Series A, 5.5% 7/1/19 (MBIA Insured)	1,000,000	1,122,060
Series A:
5.5% 7/1/18	700,000	760,193
5.5% 7/1/18 (MBIA Insured)	2,000,000	2,245,500
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1998 AA, 5.5% 7/1/19 (MBIA Insured)	1,500,000	1,697,835
Series BB, 5.25% 7/1/18 (AMBAC Insured)	600,000	666,312
Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (b)	1,000,000	1,143,010
Series Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,165,590
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,137,900
Series N, 5.25% 7/1/34	500,000	541,465
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (b)	2,280,000	2,418,282
Series A, 5% 7/1/28 (Pre-Refunded to 1/1/08 @ 101) (b)	25,000	25,281
Series C, 5.5% 7/1/23 (AMBAC Insured)	1,110,000	1,243,888
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	1,000,000	1,109,540
Series II, 5.375% 7/1/16 (MBIA Insured)	1,500,000	1,614,810
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,129,330
Series VV, 5.25% 7/1/24 (FGIC Insured)	1,000,000	1,095,520
		19,116,516
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (a)	$ 300,000	$ 283,914
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $134,522,929)	136,698,841
NET OTHER ASSETS - 2.1%	2,971,673
NET ASSETS - 100%	$ 139,670,514
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.847% with Citibank	Dec. 2018	$ 2,000,000	$ 63,807
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(b) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $134,516,605. Net unrealized appreciation aggregated $2,182,236, of which $2,925,226 related to appreciated investment securities and $742,990 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 29, 2008